Reserves - Schedule of Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Foreign Currency Translation Reserve [Abstract]
Balance at beginning of year	$ 271,902	$ (4,412,218)
Foreign currency exchange differences arising on translation of foreign operations	(8,391,274)	4,684,120
Balance at end of year	$ (8,119,372)	$ 271,902